Financial Information by Business Segment (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of revenue from external customers and operating income	.
Schedule of segment assets

	As of December 31,
	2014	2013	2012
	(Thousands)
Segment assets:
Transmission and storage	$928,864	$807,287	$619,163
Gathering	765,090	526,290	330,710
Total operating segments	1,693,954	1,333,577	949,873
Headquarters, including cash	128,865	18,363	50,041
Total assets	$1,822,819	$1,351,940	$999,914

Schedule of depreciation, depletion and amortization and expenditures for segment assets

	Years Ended December 31,
	2014	2013	2012
	(Thousands)
Depreciation and amortization:
Transmission and storage	$26,792	$18,323	$12,901
Gathering	19,262	12,583	9,105
Total	$46,054	$30,906	$22,006
Expenditures for segment assets:
Transmission and storage	$127,134	$77,989	$188,143
Gathering	226,168	197,543	97,857
Total (a)	$353,302	$275,532	$286,000

(a) The Partnership accrues capital expenditures when work has been completed but the associated bills have not yet been paid. These accrued amounts are excluded from capital expenditures on the combined statements of cash flows until they are paid in a subsequent period. Accrued capital expenditures in the table above were $51.1 million, $16.3 million and $23.7 million at December 31, 2014, 2013 and 2012, respectively.